Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
19	Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Targeted Marketing	213,662	—	—	—

SAAS Businesses
Developer Services	173,457	252,859	235,231	34,106
Vertical Applications	84,495	104,463	93,591	13,569

Total SAAS Businesses	257,952	357,322	328,822	47,675

Total revenues	471,614	357,322	328,822	47,675

For the years ended December 31, 2020, 2021 and 2022, revenues re cog
nized at the point in time are RMB342,542, RMB222,856 and RMB191,587 (US$27,778), respectively. For the years ended December 31, 2020, 2021 and 2022, revenues recognized over time are RMB129,072, RMB134,466 and RMB137,235 (US$19,897), respectively.